Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-33422
Entity Registrant Name	EDENOR
Entity Central Index Key	0001395213
Entity Address, Address Line One	Avenida Del Libertador 6363
Entity Address, City or Town	Buenos Aires
Entity Address, Country	AR
Entity Address, Postal Zip Code	C1428ARG
Title of 12(b) Security	Class B Common Shares
Trading Symbol	EDN
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	906,455,100
ICFR Auditor Attestation Flag	false
Auditor Firm ID	1349
Auditor Name	PRICE WATERHOUSE & CO. S.R.L.
Auditor Location	Buenos Aires
Class a issued capital member
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	462,292,111
Class b issued capital member
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	442,210,385
Class c issued capital member
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	1,952,604
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Avenida Del Libertador 6363
Entity Address, City or Town	Buenos Aires
Entity Address, Country	AR
Entity Address, Postal Zip Code	C1428ARG
City Area Code	+54 11
Local Phone Number	4346 5510
Contact Personnel Name	German Ranftl
Contact Personnel Fax Number	54 11 4346 5325